Share-based compensation and warrant reserve (Details 6)	Dec. 31, 2023 $ / shares shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of warrants outstanding | shares	7,461,450
Exercise price | $ / shares	$ 1.2
October 6, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of warrants outstanding | shares	5,085,670
Exercise price | $ / shares	$ 1.2
October 12, 2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of warrants outstanding | shares	2,375,780
Exercise price | $ / shares	$ 1.2